Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2026
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Summary of Change in Non-Cash Working Capital
Change in
Non-Cash
Working Capital

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2026	2025	2026	2025

Change in non-cash working capital

Accounts receivable	$(8,442)	$(7,316)	$19,580	$(8,722)

Accounts payable and accrued liabilities	437	999	(8,622)	(5,600)

Other	(863)	(392)	(1,050)	(128)

Total change in non-cash working capital	$(8,868)	$(6,709)	$9,908	$(14,450)

Summary of Cash and Cash Equivalents
Cash and Cash Equivalents

(in thousands)	June 30 2026	December 31 2025
Cash and cash equivalents comprised of:

Cash	$100,192	$999,311

Cash equivalents	-	154,282

Total cash and cash equivalents	$100,192	$1,153,593